CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 101,568	$ (93,984)	$ 1,379,868
Net income from discontinued operations	0	(35,567)	(1,401,670)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	83,396	108,686	77,464
Amortization of acquired intangible assets and land use rights	65,204	67,233	109,422
Amortization of right-of-use assets	14,779	7,009	16,492
Expected credit loss of receivables	14,553	5,206	9,392
Loss (gain) on disposal of property and equipment, intangible assets and other long-term assets	(4,118)	366	2,776
Impairment of investments	0	93,632	6,186
Impairment of intangible assets	1,356	0	0
Impairment of goodwill	14,830	0	0
Share-based compensation	44,096	33,382	92,160
Share of loss in equity method investments, net of income taxes	498,431	26,217	7,634
(Gain) loss on disposal and deemed disposal of investments	(4,113)	23,762	(272,281)
Gain on disposal of business	0	(4,959)	0
Cash dividend received from equity investees	848	6,953	347
Deferred income taxes, net	(1,935)	(9,805)	12,616
Foreign currency exchange losses (gains), net	(11,666)	13,377	17,472
Interest expense	12,770	9,158	64,520
Investment loss (income)	1,360	(3,630)	2,785
(Gain) loss on fair value changes of investments	(424,304)	15,435	(160,849)
Loss (gain) on extinguishment of debt and derivative	(63,378)	(5,291)	6,277
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	(20,201)	28,064	(55,753)
Interest receivables recorded in financing receivables	9	23	(368)
Prepayments and other assets	(33,357)	(8,082)	(32,827)
Amounts due from related parties	7,247	(20,702)	(2,233)
Lease liabilities	(12,343)	(7,930)	(15,085)
Amounts due to related parties	(41,268)	2,761	4,379
Accounts payable	19,052	(18,516)	(11,768)
Deferred revenue	8,594	(3,150)	38,994
Advances from customers	(2,589)	2,623	(1,352)
Income taxes payable	17,610	3,388	(3,431)
Accrued liabilities and other current liabilities	30,063	(89,532)	106,116
Net cash (used in) provided by continuing operating activities	316,494	146,127	(2,717)
Net cash provided by discontinuing operating activities	0	64,289	497,863
Net cash provided by operating activities	316,494	210,416	495,146
Cash flows from investing activities
Placements of short-term deposits	(4,425,191)	(1,707,825)	(1,193,968)
Maturities of short-term deposits	3,711,568	1,483,449	1,358,884
Placements of short-term investments	(418,578)	(1,970,387)	(909,531)
Maturities of short-term investments	889,905	1,507,304	926,590
Purchase of property and equipment	(69,022)	(70,820)	(150,970)
Purchase of intangible assets and land use right	(197)	(114,057)	(1,974)
Cash paid for investments	(175,719)	(89,681)	(206,559)
Cash received from disposal of investments	15,174	156,479	826,750
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	27,926	7,049	(4,673)
Repayments from (payments on behalf of) related parties, net	(36,522)	(4,537)	(333)
Loans to related parties	(28,062)	(34,203)	(723)
Loans to employees and third parties	(1,025)	(9,526)	(8,135)
Repayments of loans from employees and third parties	1,385	2,225	28,938
Principal collection from financing receivables	174	240	13,307
Proceeds from disposal of property and equipment	7,508	3,244	828
Others	(9,608)	(5,811)	11,739
Net cash provided by (used in) continuing investing activities	(510,284)	(846,857)	690,170
Net cash provided by discontinued investing activities	0	1,636,450	92,371
Net cash provided by (used in) investing activities	(510,284)	789,593	782,541
Cash flows from financing activities
Capital contributions from the non-controlling interest shareholders	17,045	5,508	1,526
Dividends paid to shareholders	(145,925)	(160,143)	(64,558)
Dividends paid to non-controlling interests in a subsidiary	0	(47)	(326)
Purchase of non-controlling interests and redeemable non-controlling interests	0	(216)	(2,615)
Purchase of capped call option in relation to repurchase of common shares	0	0	12,264
Proceeds from bank borrowings	44,504	39,676	155,708
Repayment of bank borrowings	(11,718)	(147,618)	(132,850)
Repurchase of common shares	(138,079)	(398,637)	(106,024)
Cash paid on extinguishment of convertible bonds	(87,736)	(62,059)	0
Deemed contribution from Huya	0	0	141
Net cash used in continuing financing activities	(321,909)	(723,536)	(136,734)
Net cash provided by discontinued financing activities	0	0	1,232
Net cash used in financing activities	(321,909)	(723,536)	(135,502)
Net increase (decrease) in cash, cash equivalents and restricted cash	(515,699)	276,473	1,142,185
Cash, cash equivalents and restricted cash at the beginning of the year	2,134,492	1,819,571	652,427
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(53,233)	38,448	24,959
Cash, cash equivalents and restricted cash at the end of the year	1,565,560	2,134,492	1,819,571
Less: Cash, cash equivalents and restricted cash of held for sales at the end of the year	0	0	31,600
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	1,565,560	2,134,492	1,787,971
Supplemental disclosure of cash flows information of continuing operation:
-Cash paid for interest, net of amounts capitalized	(8,706)	(15,485)	(14,324)
-Income taxes paid	(19,150)	(29,929)	(67,796)
Supplemental disclosures of non-cash investing and financing activities of continuing operation:
-Accrued capital expenditure	29,501	10,407	15,946
-Disposal of investments and business	$ 144	$ 819	$ 0